UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:     BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 –	Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.0%
Royal Mail PLC	11,200	$78,629
Airlines — 5.8%
Japan Airlines Co. Ltd.	580,800	32,081,924
United Continental Holdings, Inc. (a)(b)	169,100	7,844,549

		39,926,473
Automobiles — 5.1%
Bayerische Motoren Werke AG	53,800	5,116,331
General Motors Co. (b)(c)	791,100	26,755,002
Renault SA	36,400	3,038,666

		34,909,999
Banks — 3.6%
Citigroup, Inc. (b)(c)	186,130	9,103,618
JPMorgan Chase & Co. (b)	269,900	15,565,133

		24,668,751
Beverages — 0.5%
PepsiCo, Inc. (b)	36,800	3,242,080
Biotechnology — 0.4%
Gilead Sciences, Inc. (a)(b)	33,300	3,048,615
Building Products — 1.6%
Owens Corning (b)	327,100	11,137,755
Capital Markets — 0.7%
Atlas Mara Co-Nvest Ltd. (a)	200,000	2,280,000
Legg Mason, Inc. (b)	60,200	2,856,490

		5,136,490
Chemicals — 3.3%
CF Industries Holdings, Inc. (b)	91,300	22,856,042
Communications Equipment — 1.9%
QUALCOMM, Inc. (b)	178,000	13,118,600
Consumer Finance — 3.4%
Ally Financial, Inc. (a)(b)(c)	445,700	10,233,272
Discover Financial Services (b)(c)	161,400	9,855,084
Springleaf Holdings, Inc. (a)(b)	134,300	3,515,974

		23,604,330
Diversified Consumer Services — 0.0%
Houghton Mifflin Harcourt Co. (a)	18,000	315,180
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)(b)	74,200	9,306,906
FNFV Group (a)	232,710	3,807,136

		13,114,042
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc. (b)	161,610	8,148,376
Energy Equipment & Services — 0.8%
Noble Corp. PLC (b)	168,500	5,285,845
Food & Staples Retailing — 2.7%
Metro AG (a)	356,800	12,857,266

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc. (b)	27,500	$2,023,450
Whole Foods Market, Inc. (b)	88,000	3,363,360

		18,244,076
Health Care Providers & Services — 4.8%
Express Scripts Holding Co. (a)(b)	79,000	5,502,350
UnitedHealth Group, Inc. (b)	337,800	27,378,690

		32,881,040
Industrial Conglomerates — 0.3%
3M Co. (b)	12,900	1,817,481
Insurance — 8.9%
The Allstate Corp. (b)	121,700	7,113,365
American International Group, Inc. (b)	682,100	35,455,558
FNF Group (a)(b)	698,200	18,928,202

		61,497,125
Internet & Catalog Retail — 5.1%
Expedia, Inc. (b)	202,800	16,106,376
Orbitz Worldwide, Inc. (a)(b)	2,130,800	18,857,580

		34,963,956
Internet Software & Services — 4.6%
eBay, Inc. (a)(b)	253,100	13,363,680
Google, Inc., Class A (a)(b)	12,001	6,955,179
Google, Inc., Class C (a)(b)	10,301	5,888,052
Yahoo!, Inc. (a)(b)	150,300	5,382,243

		31,589,154
IT Services — 4.1%
Leidos Holdings, Inc.	383,500	14,166,490
Science Applications International Corp.	223,692	9,343,615
Visa, Inc., Class A (b)	22,700	4,789,927

		28,300,032
Leisure Products — 0.3%
Brunswick Corp. (b)	52,700	2,125,391
Media — 7.5%
CBS Corp., Class B (b)	28,200	1,602,606
Comcast Corp., Special Class A (b)	353,400	18,896,298
News Corp., Class A (a)	96,400	1,701,460
Nexstar Broadcasting Group, Inc., Class A (b)	112,500	5,241,375
Sinclair Broadcast Group, Inc., Class A (b)	669,600	21,634,776
The Walt Disney Co. (b)	28,000	2,404,640

		51,481,155
Metals & Mining — 0.9%
Freeport-McMoRan, Inc. (b)	166,100	6,182,242
Oil, Gas & Consumable Fuels — 6.8%
HollyFrontier Corp. (b)	159,960	7,519,720
Linn Energy LLC (b)	105,600	3,179,616
Marathon Petroleum Corp. (b)	68,000	5,676,640
PBF Energy, Inc., Class A	103,100	2,794,010

Portfolio Abbreviations
ADR American Depositary Receipt	JPY Japanese Yen	USD U.S. Dollar
EUR Euro	KRW Korean Won

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Suncor Energy, Inc. (b)	671,700	$27,586,719

		46,756,705
Paper & Forest Products — 0.3%
International Paper Co. (b)	37,100	1,762,250
Pharmaceuticals — 8.5%
Eli Lilly & Co. (b)	125,300	7,650,818
Johnson & Johnson	138,900	13,902,501
Merck & Co., Inc. (b)	237,600	13,481,424
Novartis AG — ADR (b)	43,300	3,764,502
Pfizer, Inc. (b)	697,800	20,026,860

		58,826,105
Real Estate Investment Trusts (REITs) — 1.5%
American Capital Agency Corp.	226,000	5,225,120
American Realty Capital Properties, Inc.	152,840	2,003,732
Annaly Capital Management, Inc.	302,400	3,356,640

		10,585,492
Semiconductors & Semiconductor Equipment — 3.0%
Samsung Electronics Co. Ltd.	20,200	20,890,949
Software — 2.4%
Activision Blizzard, Inc. (b)	432,800	9,686,064
Oracle Corp. (b)	169,100	6,829,949

		16,516,013
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc. (b)	296,100	28,298,277
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (a)	56,600	2,469,458
Wireless Telecommunication Services — 2.3%
Vodafone Group PLC — ADR (b)	474,108	15,749,868
Total Common Stocks — 98.7%		679,527,976

Warrants (d)	Shares	Value
Capital Markets — 0.0%
Atlas Mara Co-Nvest Ltd., Expires 12/17/17 (a)	200,000	$300,000
Total Long-Term Investments (Cost — $595,015,663) — 98.7%		679,827,976

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	12,252,447	12,252,447
Total Short-Term Securities (Cost — $12,252,447) — 1.8%		12,252,447
Total Investments Before Options Written (Cost — $607,268,110) — 100.5%		692,080,423

Options Written
(Premiums Received — $6,870,841) — (0.6)%		(3,947,382)
Total Investments Net of Options Written — 99.9%		688,133,041
Other Assets Less Liabilities — 0.1%		529,681

Net Assets — 100.0%		$688,662,722

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$640,445,467

Gross unrealized appreciation	$98,908,091
Gross unrealized depreciation	(47,273,135)

Net unrealized appreciation	$51,634,956

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,482,532	(8,230,085)	12,252,447	$4,853

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ Depreciation
USD	30,865,827	JPY	3,132,433,881	Goldman Sachs & Co.	10/22/14	$397,028
USD	434,574	JPY	44,034,000	TD Securities, Inc.	10/22/14	6,261
USD	20,756,694	KRW	21,431,266,137	Citigroup Global Markets Ltd.	10/22/14	(9,881)
Total						$393,408

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American International Group, Inc.	Call	USD	55.50	8/01/14	665	$(3,325)
CBS Corp., Class B	Call	USD	64.00	8/01/14	155	(3,875)
General Motors Co.	Call	USD	39.00	8/01/14	1,645	(6,580)
HollyFrontier Corp.	Call	USD	49.00	8/01/14	590	(2,950)
Marathon Petroleum Corp.	Call	USD	90.00	8/01/14	251	(3,765)
Merck & Co., Inc.	Call	USD	58.50	8/01/14	397	(993)
Merck & Co., Inc.	Call	USD	59.00	8/01/14	273	(546)
Noble Corp. PLC	Call	USD	34.00	8/01/14	338	(4,056)
Pfizer, Inc.	Call	USD	30.00	8/01/14	374	(748)
Pfizer, Inc.	Call	USD	30.50	8/01/14	919	(1,838)
Pfizer, Inc.	Call	USD	31.00	8/01/14	255	(255)
QUALCOMM, Inc.	Call	USD	82.00	8/01/14	158	(158)
Visa, Inc., Class A	Call	USD	222.50	8/01/14	32	(192)
Whole Foods Market, Inc.	Call	USD	41.00	8/01/14	240	(600)
Apple, Inc.	Call	USD	96.00	8/04/14	203	(8,424)
CF Industries Holdings, Inc.	Call	USD	242.50	8/04/14	276	(248,400)
JPMorgan Chase & Co.	Call	USD	58.00	8/04/14	510	(8,160)
Verizon Communications, Inc.	Call	USD	49.50	8/04/14	490	(47,040)
Yahoo!, Inc.	Call	USD	36.00	8/04/14	470	(9,165)
Activision Blizzard, Inc.	Call	USD	23.50	8/08/14	955	(31,992)
American International Group, Inc.	Call	USD	55.50	8/08/14	665	(5,320)
Apple, Inc.	Call	USD	98.00	8/08/14	304	(13,072)
Express Scripts Holding Co.	Call	USD	72.00	8/08/14	216	(3,132)
General Motors Co.	Call	USD	38.00	8/08/14	892	(4,460)
Google, Inc., Class A	Call	USD	600.00	8/08/14	35	(4,550)
HollyFrontier Corp.	Call	USD	46.50	8/08/14	295	(35,400)
JPMorgan Chase & Co.	Call	USD	57.00	8/08/14	234	(25,506)
Noble Corp. PLC	Call	USD	35.00	8/08/14	338	(3,380)
Oracle Corp.	Call	USD	41.50	8/08/14	360	(2,700)
Pfizer, Inc.	Call	USD	30.00	8/08/14	374	(1,309)
Verizon Communications, Inc.	Call	USD	50.50	8/08/14	199	(9,850)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/08/14	52	(156)
The Walt Disney Co.	Call	USD	86.00	8/08/14	29	(3,683)
The Walt Disney Co.	Call	USD	87.00	8/08/14	19	(1,530)
The Walt Disney Co.	Call	USD	88.00	8/08/14	42	(2,100)
Whole Foods Market, Inc.	Call	USD	41.50	8/08/14	244	(1,708)
Yahoo!, Inc.	Call	USD	37.00	8/08/14	360	(10,800)
Linn Energy LLC	Call	USD	32.75	8/11/14	455	(55)
Activision Blizzard, Inc.	Call	USD	23.00	8/18/14	470	(23,735)
American International Group, Inc.	Call	USD	55.00	8/18/14	1,499	(21,735)
Apple, Inc.	Call	USD	100.00	8/18/14	138	(5,382)
Apple, Inc.	Call	USD	98.57	8/18/14	268	(16,884)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Berkshire Hathaway, Inc., Class B	Call	USD	128.00	8/18/14	205	$(17,941)
Brunswick Corp.	Call	USD	45.00	8/18/14	140	(1,750)
CF Industries Holdings, Inc.	Call	USD	255.00	8/18/14	275	(125,125)
Citigroup, Inc.	Call	USD	50.00	8/18/14	578	(22,831)
Comcast Corp., Special Class A	Call	USD	55.00	8/18/14	477	(11,925)
eBay, Inc.	Call	USD	53.00	8/18/14	325	(26,161)
Eli Lilly & Co.	Call	USD	62.50	8/18/14	300	(8,100)
Expedia, Inc.	Call	USD	80.00	8/18/14	366	(181,170)
Express Scripts Holding Co.	Call	USD	70.00	8/18/14	218	(18,639)
FNF Group	Call	USD	28.00	8/18/14	504	(12,600)
Freeport-McMoRan, Inc.	Call	USD	39.00	8/18/14	73	(1,058)
Freeport-McMoRan, Inc.	Call	USD	40.00	8/18/14	271	(1,897)
Freeport-McMoRan, Inc.	Call	USD	41.00	8/18/14	280	(1,120)
General Motors Co.	Call	USD	38.00	8/18/14	891	(3,564)
Gilead Sciences, Inc.	Call	USD	80.00	8/18/14	46	(53,820)
Google, Inc., Class A	Call	USD	600.00	8/18/14	32	(8,880)
Google, Inc., Class C	Call	USD	595.00	8/18/14	16	(3,480)
International Paper Co.	Call	USD	49.00	8/18/14	67	(1,910)
International Paper Co.	Call	USD	49.50	8/18/14	67	(1,306)
International Paper Co.	Call	USD	50.00	8/18/14	70	(910)
JPMorgan Chase & Co.	Call	USD	57.50	8/18/14	234	(22,464)
Legg Mason, Inc.	Call	USD	50.00	8/18/14	331	(5,793)
Linn Energy LLC	Call	USD	32.00	8/18/14	125	(938)
Marathon Petroleum Corp.	Call	USD	79.00	8/18/14	61	(30,805)
Merck & Co., Inc.	Call	USD	60.00	8/18/14	134	(804)
Nexstar Broadcasting Group, Inc., Class A	Call	USD	50.00	8/18/14	360	(40,500)
Novartis AG — ADR	Call	USD	90.00	8/18/14	120	(2,700)
Orbitz Worldwide, Inc.	Call	USD	10.00	8/18/14	5,850	(146,250)
Owens Corning	Call	USD	39.00	8/18/14	1,000	(5,000)
Sinclair Broadcast Group, Inc., Class A	Call	USD	36.00	8/18/14	400	(8,000)
Sinclair Broadcast Group, Inc., Class A	Call	USD	37.00	8/18/14	1,500	(37,500)
Springleaf Holdings, Inc.	Call	USD	25.00	8/18/14	250	(43,125)
Suncor Energy, Inc.	Call	USD	41.00	8/18/14	2,024	(149,776)
United Continental Holdings, Inc.	Call	USD	45.00	8/18/14	465	(117,413)
UnitedHealth Group, Inc.	Call	USD	82.50	8/18/14	703	(52,022)
Vodafone Group PLC — ADR	Call	USD	35.00	8/18/14	500	(4,000)
The Walt Disney Co.	Call	USD	87.50	8/18/14	64	(5,184)
Apple, Inc.	Call	USD	99.00	8/22/14	305	(24,400)
Citigroup, Inc.	Call	USD	50.00	8/22/14	325	(17,712)
Discover Financial Services	Call	USD	64.00	8/22/14	445	(14,463)
eBay, Inc.	Call	USD	53.00	8/22/14	350	(33,600)
General Motors Co.	Call	USD	38.00	8/22/14	596	(3,874)
JPMorgan Chase & Co.	Call	USD	58.50	8/22/14	508	(31,496)
Noble Corp. PLC	Call	USD	33.00	8/22/14	250	(6,625)
Oracle Corp.	Call	USD	41.50	8/22/14	180	(4,140)
QUALCOMM, Inc.	Call	USD	81.00	8/22/14	77	(462)
Activision Blizzard, Inc.	Call	USD	23.50	8/29/14	956	(43,020)
American International Group, Inc.	Call	USD	56.50	8/29/14	922	(15,213)
Apple, Inc.	Call	USD	100.00	8/29/14	268	(22,244)
Apple, Inc.	Call	USD	101.00	8/29/14	138	(8,901)
Citigroup, Inc.	Call	USD	50.00	8/29/14	60	(3,990)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Citigroup, Inc.	Call	USD	50.50	8/29/14	60	$(3,000)
eBay, Inc.	Call	USD	51.50	8/29/14	394	(78,997)
eBay, Inc.	Call	USD	53.00	8/29/14	325	(36,075)
General Motors Co.	Call	USD	38.00	8/29/14	400	(3,400)
Gilead Sciences, Inc.	Call	USD	92.00	8/29/14	137	(36,784)
Google, Inc., Class C	Call	USD	590.00	8/29/14	20	(12,300)
Google, Inc., Class C	Call	USD	592.50	8/29/14	21	(11,445)
Marathon Petroleum Corp.	Call	USD	79.00	8/29/14	62	(32,550)
Merck & Co., Inc.	Call	USD	59.00	8/29/14	502	(16,315)
Oracle Corp.	Call	USD	41.00	8/29/14	156	(7,488)
PepsiCo, Inc.	Call	USD	90.00	8/29/14	203	(12,383)
UnitedHealth Group, Inc.	Call	USD	83.00	8/29/14	702	(64,233)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/29/14	37	(481)
Wal-Mart Stores, Inc.	Call	USD	78.00	8/29/14	55	(412)
3M Co.	Call	USD	144.00	9/05/14	70	(6,650)
General Motors Co.	Call	USD	38.00	9/05/14	1,920	(20,160)
Oracle Corp.	Call	USD	41.50	9/05/14	234	(9,009)
UnitedHealth Group, Inc.	Call	USD	85.00	9/05/14	450	(25,650)
Verizon Communications, Inc.	Call	USD	51.50	9/05/14	199	(10,846)
Visa, Inc., Class A	Call	USD	215.00	9/05/14	93	(26,784)
The Allstate Corp.	Call	USD	60.00	9/22/14	670	(32,830)
Ally Financial, Inc.	Call	USD	25.00	9/22/14	500	(10,000)
Berkshire Hathaway, Inc., Class B	Call	USD	128.00	9/22/14	205	(34,167)
Brunswick Corp.	Call	USD	44.00	9/22/14	150	(6,375)
Comcast Corp., Special Class A	Call	USD	55.00	9/22/14	340	(26,350)
Eli Lilly & Co.	Call	USD	65.00	9/22/14	390	(10,335)
FNF Group	Call	USD	30.00	9/22/14	1,020	(25,500)
Novartis AG — ADR	Call	USD	90.00	9/22/14	120	(9,900)
Sinclair Broadcast Group, Inc., Class A	Call	USD	36.00	9/22/14	500	(28,750)
Sinclair Broadcast Group, Inc., Class A	Call	USD	40.00	9/22/14	500	(10,000)
United Continental Holdings, Inc.	Call	USD	46.00	9/22/14	465	(151,125)
Total						$(2,746,404)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Metro AG	Goldman Sachs International	Call	EUR	32.10	8/01/14	98,100	$(1)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,143,326.00	8/05/14	2,600	(983)
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	Call	EUR	71.24	8/06/14	14,500	(6,563)
Science Applications International Corp.	UBS AG	Call	USD	45.78	8/06/14	61,500	(189)
AerCap Holdings NV	Goldman Sachs International	Call	USD	46.40	8/07/14	15,600	(2,636)
Japan Airlines Co. Ltd.	Bank of America N.A.	Call	JPY	5,366.70	8/07/14	80,000	(248,459)
News Corp., Class A	Morgan Stanley & Co. International PLC	Call	USD	18.05	8/07/14	36,900	(5,319)
PBF Energy, Inc., Class A	Deutsche Bank AG	Call	USD	31.90	8/07/14	56,800	(197)
Discover Financial Services	Credit Suisse International	Call	USD	62.25	8/11/14	44,200	(13,188)
Expedia, Inc.	Deutsche Bank AG	Call	USD	80.35	8/11/14	75,000	(294,215)
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	1,054,618.80	8/20/14	2,700	(101,430)
Johnson & Johnson	Deutsche Bank AG	Call	USD	106.66	8/21/14	47,900	(4,644)
Japan Airlines Co. Ltd.	Goldman Sachs International	Call	JPY	6,049.40	8/26/14	80,000	(7,652)
Japan Airlines Co. Ltd.	JPMorgan Chase Bank N.A.	Call	JPY	5,854.80	8/26/14	80,000	(27,721)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	1,120,113.00	8/27/14	2,900	$(43,576)
Comcast Corp., Special Class A	Credit Suisse International	Call	USD	54.61	8/28/14	39,000	(22,469)
Comcast Corp., Special Class A	Goldman Sachs International	Call	USD	55.25	8/28/14	34,300	(13,483)
FNF Group	Morgan Stanley & Co. International PLC	Call	USD	27.81	8/28/14	168,600	(59,256)
Freeport-McMoRan, Inc.	Credit Suisse International	Call	USD	38.41	8/28/14	29,000	(12,765)
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	Call	EUR	72.03	9/03/14	15,000	(13,991)
Comcast Corp., Special Class A	Credit Suisse International	Call	USD	54.61	9/04/14	39,000	(26,672)
Japan Airlines Co. Ltd.	JPMorgan Chase Bank N.A.	Call	JPY	6,039.80	9/04/14	80,000	(11,388)
News Corp., Class A	Morgan Stanley & Co. International PLC	Call	USD	18.50	9/04/14	16,000	(3,362)
Renault SA	Deutsche Bank AG	Call	EUR	72.02	9/04/14	27,000	(4,023)
Metro AG	Bank of America N.A.	Call	EUR	32.59	9/05/14	98,100	(2,451)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,104,217.32	9/05/14	1,400	(34,572)
Suncor Energy, Inc.	UBS AG	Call	USD	42.55	9/08/14	89,000	(41,349)
Science Applications International Corp.	UBS AG	Call	USD	43.66	9/09/14	61,500	(55,574)
Springleaf Holdings, Inc.	UBS AG	Call	USD	27.57	9/10/14	25,000	(21,864)
Samsung Electronics Co. Ltd.	Citibank N.A.	Call	KRW	1,159,230.00	9/11/14	1,500	(18,996)
FNF Group	Deutsche Bank AG	Call	USD	26.72	9/15/14	63,000	(43,338)
Suncor Energy, Inc.	UBS AG	Call	USD	42.55	9/25/14	89,000	(58,652)
Total							$(1,200,978)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	—	$78,629	—	$78,629
Airlines	$7,844,549	32,081,924	—	39,926,473
Automobiles	31,871,333	3,038,666	—	34,909,999
Banks	24,668,751	—	—	24,668,751

6	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Beverages	$3,242,080	—	—	$3,242,080
Biotechnology	3,048,615	—	—	3,048,615
Building Products	11,137,755	—	—	11,137,755
Capital Markets	2,856,490	$2,280,000	—	5,136,490
Chemicals	22,856,042	—	—	22,856,042
Communications Equipment	13,118,600	—	—	13,118,600
Consumer Finance	23,604,330	—	—	23,604,330
Diversified Consumer Services	315,180	—	—	315,180
Diversified Financial Services	13,114,042	—	—	13,114,042
Diversified Telecommunication Services	8,148,376	—	—	8,148,376
Energy Equipment & Services	5,285,845	—	—	5,285,845
Food & Staples Retailing	5,386,810	12,857,266	—	18,244,076
Health Care Providers & Services	32,881,040	—	—	32,881,040
Industrial Conglomerates	1,817,481	—	—	1,817,481
Insurance	61,497,125	—	—	61,497,125
Internet & Catalog Retail	34,963,956	—	—	34,963,956
Internet Software & Services	31,589,154	—	—	31,589,154
IT Services	28,300,032	—	—	28,300,032
Leisure Products	2,125,391	—	—	2,125,391
Media	51,481,155	—	—	51,481,155
Metals & Mining	6,182,242	—	—	6,182,242
Oil, Gas & Consumable Fuels	46,756,705	—	—	46,756,705
Paper & Forest Products	1,762,250	—	—	1,762,250
Pharmaceuticals	58,826,105	—	—	58,826,105
Real Estate Investment Trusts (REITs)	10,585,492	—	—	10,585,492
Semiconductors & Semiconductor Equipment	—	20,890,949	—	20,890,949
Software	16,516,013	—	—	16,516,013
Technology Hardware, Storage & Peripherals	28,298,277	—	—	28,298,277
Trading Companies & Distributors	2,469,458	—	—	2,469,458
Wireless Telecommunication Services	15,749,868	—	—	15,749,868
Warrants	—	300,000	—	300,000
Short-Term Securities	12,252,447	—	—	12,252,447
Total	$620,552,989	$71,527,434	—	$692,080,423

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$403,289	—	$403,289
Liabilities:
Equity contracts	$(2,694,243)	(1,253,139)	—	(3,947,382)
Forward foreign currency exchange contracts	—	(9,881)	—	(9,881)
Total	$(2,694,243)	$(859,731)	—	$(3,553,974)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are value at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

JULY 31, 2014	7

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,311	—	—	$6,311
Cash pledged as collateral for OTC derivatives	100,000	—	—	100,000
Liabilities:
Bank overdraft	—	$(232,140)	—	(232,140)
Total	$106,311	$(232,140)	—	$(125,829)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31, 2014, securities with a value of $53,051,502 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

8	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2014

3